Short-term bank loans - Additional information (Details) ¥ in Thousands				12 Months Ended
	Jul. 09, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)	Nov. 13, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	May 10, 2021 CNY (¥)	May 10, 2021 USD ($)	Nov. 12, 2020 CNY (¥)	Nov. 12, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jan. 06, 2020 USD ($)	Nov. 13, 2019 USD ($)
Short-term Debt [Line Items]
Short-term bank loans					$ 1,400,894							$ 2,058,000
Loan secured by an office property and land use right											¥ 6,850	1,000,000
Interest expenses				$ 86,383	118,237	$ 164,587
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans					$ 1,400,894							1,470,000
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans												$ 588,000
Hangzhou United Rural Commercial Bank Co., Ltd. | Forest Food
Short-term Debt [Line Items]
Short-term bank loans															$ 590,000
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans	¥ 10,000	¥ 9,000											$ 1,470,000	$ 1,270,000
Maturity date	Jul. 07, 2021	Jul. 06, 2020
Effective interest rate	3.95%	3.98%											3.95%	3.98%
Loan agreement | Hangzhou United Rural Commercial Bank Co., Ltd. | Forest Food
Short-term Debt [Line Items]
Short-term bank loans | ¥			¥ 4,000
Maturity date			Nov. 12, 2020
Effective interest rate			6.09%												6.09%
Loan agreement | Hangzhou United Rural Commercial Bank Co., Ltd. | Forest Food | Subsequent event
Short-term Debt [Line Items]
Short-term bank loans							¥ 3,400	$ 499,800,000,000	¥ 600	$ 88,200
Effective interest rate							6.09%	6.09%